Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions
Schedule of significant related parties and their relationships with the company

Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

Schedule of significant related party transactions with the group

	Year Ended December 31,
	2023	2024	2025

	(In US$ thousands)
Transactions with SINA
Revenue billed through SINA	$41,557	$26,758	$22,816
Revenue from services provided to SINA	25,253	19,872	13,304
Total	$66,810	$46,630	$36,120

Costs and expenses allocated from SINA(1)	$36,483	$33,157	$31,724
Interest income on loans to SINA	$14,913	$13,070	$10,847

Transactions with Alibaba
Advertising and marketing revenues from Alibaba	$111,608	$116,785	$173,834
Services provided by Alibaba	$23,366	$22,521	$29,639
(1)	Costs and expenses allocated from SINA represented the charges for certain services provided by SINA or SINA’s affiliates and charged to the Group using actual cost allocation based on proportional utilization (Note 1). In addition to the allocated costs and expenses, SINA also billed US$24.9 million,US $38.5 million and US$25.5 million for other costs and expenses incurred by Weibo but paid by SINA for the years ended December 31, 2023, 2024 and 2025, respectively. During the years ended December 31, 2023, 2024 and 2025, Weibo allocated US$9.9 million, US$8.6 million and US$8.1 million to SINA for costs and expenses related to certain of SINA’s activities for which Weibo made the payments, respectively.

Schedule of related party outstanding balance

	As of December 31,
	2024	2025

	(In US$ thousands)
Amount due from SINA(2)	$452,769	$441,143
Accounts receivable due from Alibaba	$43,495	$45,812

Loans to and interest receivable from other related parties(3) (4)
-Company A (an investee providing online brokerage services)	$88,500	$88,500
-Others	—	17,158
Subtotal (included in prepaid expenses and other current assets)	88,500	105,658

-Company B (an investee in real estate business)	358,485	408,281
-Others	—	30,189
Subtotal (included in other non-current assets)	358,485	438,470
Total	$446,985	$544,128
(2)	The Group uses amount due from/to SINA to settle balances arising from costs and expenses allocated from SINA based on proportional utilization, other expenditures incurred by Weibo business but paid by SINA, transactions with third-party customers and suppliers settled through SINA, as well as business transactions between Weibo and SINA. As of December 31, 2024 and 2025, the amount due from SINA also included loans to and interest receivable from SINA of US$417.7 million and US$401.9 million at an annual interest rate ranging from 1% to 4% of maturity within one year, respectively, which are non-trade in nature.
(3)	The annual interest rates of the loans were ranging from 1.0% to 6.0% as of December 31, 2025. These balances are non-trade in nature. The contractual terms of the loans were up to 5 years while subject to extension and the Group will determine the liquidity (current versus non-current) of the loans pursuant to the expected cash collection.
(4)	The Group estimates the allowance for credit losses on loans and interest receivables not sharing similar risk characteristic on an individual basis. The key factors considered when determining the above allowances for credit losses include the fair value of the assets held by the borrowers. For the years ended December 31, 2023, 2024 and 2025, the Group reversed US$2.1 million, recognized US$1.5 million and nil credit losses on loans to and interest receivable from other related parties based on the expected collection schedule of these loans, respectively.

Related party | SINA
Related Party Transactions
Schedule of significant related party transactions with the group

	Year Ended December 31,
	2023	2024	2025

	(In US$ thousands)
Transactions with SINA
Advertising and marketing revenues	$45,319	$25,022	$14,311
Value-added services revenues	21,491	21,608	21,809
Total	$66,810	$46,630	$36,120